Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct premiums written	$ 17,562.8	$ 16,558.8	$ 15,333.1
Ceded written	(223.1)	(186.1)	(186.5)
Net premiums written	17,339.7	16,372.7	15,146.6
Direct premiums earned	17,317.9	16,207.6	15,107.5
Ceded earned	(214.5)	(189.6)	(204.7)
Net premiums earned	$ 17,103.4	$ 16,018.0	$ 14,902.8